06060198

For Internal Use Only
SEC File No. 91-

91-790

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 18 2006
DIVISION OF MARKET REGULATION

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	**Underlying Index**
PowerShares Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector Intellidex(SM) Index
PowerShares Dynamic Energy Sector Portfolio	Dynamic Energy Sector Intellidex(SM) Index
PowerShares Dynamic Financial Sector Portfolio	Dynamic Financial Sector Intellidex(SM) Index
PowerShares Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector Intellidex(SM) Index
PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector Intellidex(SM) Index
PowerShares Dynamic Technology Sector Portfolio	Dynamic Technology Sector Intellidex(SM) Index
PowerShares Dynamic MagniQuant Portfolio	Top 200 Dynamic Intellidex(SM) Index
PowerShares Dynamic Healthcare Services Portfolio	Dynamic Healthcare Service Intellidex(SM) Index
PowerShares Dynamic Banking Sector Portfolio	Dynamic Banking Intellidex(SM) Index
PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector Intellidex(SM) Index
PowerShares Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector Intellidex(SM) Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based:
Narrow- Based

6. Ticker Symbol(s) of New Derivative Product:

PowerShares Dynamic Consumer Staples Sector Portfolio	PSL
PowerShares Dynamic Energy Sector Portfolio	PXI
PowerShares Dynamic Financial Sector Portfolio	PFI
PowerShares Dynamic Healthcare Sector Portfolio	PTH
PowerShares Dynamic Industrials Sector Portfolio	PRN
PowerShares Dynamic Technology Sector Portfolio	PTF
PowerShares Dynamic MagniQuant Portfolio	PIQ
PowerShares Dynamic Healthcare Services Portfolio	PTJ
PowerShares Dynamic Banking Sector Portfolio	PJB
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ

PROCESSED
OCT 31 2006
THOMSON
FINANCIAL

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 18, 2006

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 18 2006
DIVISION OF MARKET REGULATION

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

October 17, 2006

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	Ticker
PowerShares Dynamic Consumer Staples Sector Portfolio	PSL
PowerShares Dynamic Energy Sector Portfolio	PXI
PowerShares Dynamic Financial Sector Portfolio	PFI
PowerShares Dynamic Healthcare Sector Portfolio	PTH
PowerShares Dynamic Industrials Sector Portfolio	PRN
PowerShares Dynamic Technology Sector Portfolio	PTF
PowerShares Dynamic MagniQuant Portfolio	PIQ
PowerShares Dynamic Healthcare Services Portfolio	PTJ
PowerShares Dynamic Banking Sector Portfolio	PJB
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ

All of which are listed pursuant to Amex Rules 1000A *et seq*.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 18, 2006